Note 7 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance, at beginning of the period	$ 20,367	$ 22,809
Additions	5,582	5,868
Amortization	(7,627)	(7,920)
Write-off	(2,875)	(72)
Transfer to vessel held for sale	(18)	(318)
Balance, at end of the period	$ 15,429	$ 20,367